Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Schedule of reconciliation of the federal statutory income tax rate

	Successor		Predecessor
		January 16,	January 1,
		2020	2020
	Year Ended	Through	Through
	December 31,	December 31,	January 15,
	2021	2020	2020
Statutory Federal income tax rate	21.00%	21.00%	21.00%
State taxes, net of Federal tax benefit	6.28	—	—
Net loss attributable to NCI/non-taxable partnership structure	(32.10)	(21.00)	(21.00)
Change in fair value of warrant liability	14.69	—	—
Change in fair value of earnout liability	1.05	—	—
Transaction costs	0.67	—	—
Other permanent items	(0.06)	—	—
Tax credits	0.89	—	—
Change in valuation allowance	(12.42)	—	—
Effective tax rate	—%	—%	—%

Schedule of components of net deferred tax assets

December 31,
(in thousands)	2021
Deferred tax assets:
Investment in partnership	$115,667
Tax credit carryforwards	513
Net operating loss carryforwards	6,048
Total deferred tax assets	122,228
Less valuation allowance	(122,228)
Deferred tax assets, net of valuation allowance	—